SHARE CAPITAL, ADDITIONAL PAID-IN CAPITAL AND CONTRIBUTED SURPLUS (Additional Information) (Details)			1 Months Ended			12 Months Ended			32 Months Ended	51 Months Ended
	Apr. 23, 2018 USD ($) $ / shares	Oct. 05, 2016 USD ($) $ / shares	May 31, 2018 vessel shares	Apr. 30, 2018 USD ($) $ / shares shares	Oct. 31, 2017 USD ($) shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares	Aug. 31, 2020 USD ($) shares	May 01, 2020 USD ($) shares	Sep. 30, 2018 USD ($) shares	Jun. 30, 2018 vessel	May 04, 2018 USD ($)	Feb. 28, 2018 USD ($) shares	Nov. 30, 2016 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares						6,869	18,246	0	6,869	6,869
Proceeds from shares issued, net of issuance costs						$ 61,485,000	$ 0	$ 0
Common stock, value authorized						$ 3,000,000	$ 2,000,000		$ 3,000,000	$ 3,000,000	$ 2,000,000		$ 1,500,000
Share capital, shares authorized (in shares) | shares						300,000,000	200,000,000		300,000,000	300,000,000	200,000,000		150,000,000
Share capital, par value (in dollars per share) | $ / shares				$ 0.01		$ 0.01	$ 0.01		$ 0.01	$ 0.01							$ 0.01
Increase in authorized common stock (in shares) | shares						100,000,000		50,000,000	100,000,000	100,000,000
Options exercised (in shares) | shares						17,500	65,000	0
Exercised (in dollars per share) | $ / shares						$ 8.63	$ 9.92	$ 0
Shares acquired (in shares) | shares			4,024,984
Number of vessels acquired | vessel			4											15
Total authorized for share lending arrangement (in shares) | shares				7,000,000
Repurchase of bonds						$ 66,570,000	$ 80,749,000	$ 97,248,000
Long-term debt						1,663,394,000	1,627,177,000		$ 1,663,394,000	$ 1,663,394,000
4.875% unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023				$ 7,900,000		(300,000)	(200,000)
Senior Unsecured Convertible Bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares loaned to affiliate (in shares) | shares																	8,000,000
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023						$ 4,000,000.0	4,000,000.0
Debt amount		$ 225,000,000
Conversion price (in dollars per share) | $ / shares						$ 15.20			$ 15.20	$ 15.20
Contributed surplus
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividends declared						$ (109,394,000)	(31,939,000)
4.875% unsecured convertible bonds due 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common stock, shares loaned to affiliate (in shares) | shares				3,765,842		3,765,842			3,765,842	3,765,842
Interest rate				4.875%		4.875%			4.875%	4.875%
Recognition of equity component arising from issuance of 4.875% convertible bonds due 2023						$ 6,800,000	7,100,000
Repurchase of bonds						8,400,000	3,400,000
Long-term debt						$ 139,900,000	148,300,000		$ 139,900,000	$ 139,900,000
Debt amount	$ 150,000,000														$ 14,000,000.0
Debt instrument, convertible, conversion ratio	0.0528157000								0.0654462000
Conversion price (in dollars per share) | $ / shares	$ 18.93					$ 13.92			$ 13.92	$ 13.92
3.25% Senior Unsecured Convertible Bonds Due 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate					3.25%											3.25%
Shares issued on conversion of convertible debt (in shares) | shares					9,418,798
Conversion of principal amount					$ 121,000,000.0
3.25% Senior Unsecured Convertible Bonds Due 2018 | Senior Unsecured Convertible Bonds due 2018
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares																651,365
Long-term debt																$ 63,200,000
Senior Unsecured Convertible Bonds due 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Interest rate		5.75%
Long-term debt						$ 212,200,000	$ 212,200,000		$ 212,200,000	$ 212,200,000
Debt instrument, convertible, conversion ratio		0.0562596000								0.065451000
Conversion price (in dollars per share) | $ / shares		$ 17.7747
Dividend Reinvestment Plan (DRIP)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Dividend reinvestment plan, maximum number of shares authorized (in shares) | shares												10,000,000
At The Market
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity distribution agreement, maximum value of shares authorized												$ 100,000,000.0
At The Market and Dividend Reinvestment Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
New shares issued (in shares) | shares						8,400,000			8,400,000	8,400,000
Proceeds from shares issued, net of issuance costs						$ 61,500,000
Premium on issuance of new shares						$ 61,400,000